Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SEASONS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 28, 2023
SA Allocation Balanced Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Allocation Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which no more than 70% of its assets will be invested in equity portfolios.The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2023were:•Large cap growth/value stocks24.5%•Mid cap growth/value stocks4.0%•Small cap growth/value stocks2.0%•International stocks8.6%•Investment grade securities55.0%•High-yield securities2.9%•Inflation-protected securities3.0%SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index.The blended index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) and 60% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.Effective July 29, 2015, SunAmerica assumed day-to-day investment management of the Portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Bloomberg U.S. Aggregate Bond Index and a blended index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The blended index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) and 60% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 3 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	10.51%
Lowest Quarterly Return:	June 30, 2022	-9.62%
Year to Date Most Recent Quarter:	June 30, 2023	6.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
SA Allocation Balanced Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the assets of the Portfolio goes down, you could lose money.
SA Allocation Balanced Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
SA Allocation Balanced Portfolio | Asset Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
SA Allocation Balanced Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Portfolio invests in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
SA Allocation Balanced Portfolio | Large Cap Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
SA Allocation Balanced Portfolio | Growth Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
SA Allocation Balanced Portfolio | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
SA Allocation Balanced Portfolio | Bonds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bonds Risk. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.
SA Allocation Balanced Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Federal Reserve has recently begun to raise the federal funds rate to address rising inflation. As interest rates rise from historically low levels, the Underlying Portfolios may face heightened interest rate risk. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
SA Allocation Balanced Portfolio | Junk Bonds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Junk Bonds Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in high yield, high risk bonds commonly known as “junk bonds.” Junk bonds are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher-grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
SA Allocation Balanced Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
SA Allocation Balanced Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.
SA Allocation Balanced Portfolio | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.
SA Allocation Balanced Portfolio | Inflation Indexed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-Indexed Securities Risk. The Portfolio invests in Underlying Portfolios that invest in inflation-indexed securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
SA Allocation Balanced Portfolio | Indexing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
SA Allocation Balanced Portfolio | Affiliated Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Affiliated Portfolio Risk. SunAmerica chooses the Underlying Portfolios in which the Portfolio invests. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.
SA Allocation Balanced Portfolio | Fund of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.
SA Allocation Balanced Portfolio | Underlying Portfolios Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.
SA Allocation Balanced Portfolio | Small and Mid Cap Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.
SA Allocation Balanced Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
SA Allocation Balanced Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.The coronavirus (COVID-19) pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s or an Underlying Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
SA Allocation Balanced Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
SA Allocation Balanced Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	0.77%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.76%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	245
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	$ 953
1 Year	rr_AverageAnnualReturnYear01	(15.27%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2016
SA Allocation Balanced Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	$ 1,247
2013	rr_AnnualReturn2013	11.46%
2014	rr_AnnualReturn2014	5.30%
2015	rr_AnnualReturn2015	(1.31%)
2016	rr_AnnualReturn2016	5.25%
2017	rr_AnnualReturn2017	10.55%
2018	rr_AnnualReturn2018	(3.98%)
2019	rr_AnnualReturn2019	16.02%
2020	rr_AnnualReturn2020	11.82%
2021	rr_AnnualReturn2021	7.31%
2022	rr_AnnualReturn2022	(15.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
1 Year	rr_AverageAnnualReturnYear01	(15.50%)
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	4.29%
SA Allocation Balanced Portfolio | Blended Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.74%)
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
SA Allocation Balanced Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
SA Allocation Balanced Portfolio | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
SA Allocation Balanced Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%

[1]	The Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
[2]	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2024 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.